DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2014
GENERAL [Abstract]
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

Knightsbridge Tankers Limited (the "Company") was incorporated in Bermuda in September 1996 and was originally founded for the purpose of owning and operating an initial fleet of five very large crude carriers, or VLCCs. In December 2007, one of these vessels was sold and the Company subsequently expanded the scope of its activities and acquired two Capesize newbuilding dry bulk vessels in 2009 and two 2010-built Capesize dry bulk vessels in 2010. In 2012, three VLCCs were sold and the last remaining VLCC was sold in March 2013. In October 2014, the Company changed its name to Knightsbridge Shipping Limited. The Company's shares are listed on the Nasdaq Global Select Market under the symbol “VLCCF.”

Up to completion of the Merger on March 31, 2015 (see below), the Company's dry bulk carriers were managed by Golden Ocean Management (Bermuda) Ltd., or the Dry Bulk Manager, a wholly-owned subsidiary of Golden Ocean Group Limited, or the Former Golden Ocean, a dry bulk shipping company based in Bermuda and listed on the Oslo Stock Exchange, mainly operating in the Capesize and Panamax market segments. The Company's tankers were managed by ICB Shipping (Bermuda) Limited, or the General Manager, a wholly-owned subsidiary of Frontline Ltd., or Frontline, a Bermuda based shipping company whose shares are listed on the New York Stock Exchange, the Oslo Stock Exchange and the London Stock Exchange under the symbol “FRO”.

Following the sale of three VLCCs in 2012 and the last VLCC in 2013, the results of the VLCCs have been recorded as discontinued operations.

As of December 31, 2013, the Company owned four Capesize dry bulk vessels and had four Capesize dry bulk vessels under construction.

In April 2014, the Company acquired five special purpose companies, or SPCs, from Frontline 2012 Ltd ("Frontline 2012"), each owning a fuel efficient 180,000 dwt Capesize dry bulk newbuilding. This transaction has been accounted for as a purchase of assets and the consideration was settled by the issuance of 15.5 million shares, which were recorded at a price of $12.54 per share, and $150.0 million was assumed in remaining newbuilding installments. Cash of $43.4 million was acquired on the purchase of the five SPCs. Two of the five Capesize newbuildings were delivered to the Company in May 2014 and the remaining three were delivered in June, July and September 2014.

In April 2014, a subsidiary of the Company, or the Subsidiary, and Karpasia Shipping Inc., or Karpasia, entered into an agreement, or the Memorandum of Agreement, whereby the Subsidiary acquired a Capesize dry bulk carrier built in 2013 from Karpasia. $24.0 million was paid in cash on delivery of the bulk carrier in April 2014. To assist the Subsidiary in financing the remaining $31.0 million owed pursuant to the transaction, or the Seller's Credit, the Company and the Subsidiary entered into an agreement with Hemen Holding Limited, or Hemen, and Karpasia on April 3, 2014, or the Subscription and Settlement Agreement, pursuant to which Karpasia transferred and assigned the Seller's Credit to Hemen and on April 23, 2014, Hemen received 3.1 million of the Comapny's common shares, or the Hemen Shares, which were recorded by the Company at a price of $12.54 per share, in full satisfaction of the Seller's Credit.

The Former Golden Ocean, Frontline, Frontline 2012 and Karpasia are affiliates of, or associated with Hemen, a company indirectly controlled by trusts established for the benefit of Mr. John Fredriksen’s immediate family, and together with a number of other large publicly traded companies involved in various sectors of the shipping and oil services industries, in which Hemen is a principal shareholder, are referred to collectively as the Hemen Related Companies.

In April 2014, the Company agreed to acquire twenty-five SPCs from Frontline 2012, each owning a fuel efficient dry bulk newbuilding. In September 2014, the Company acquired thirteen of these SPCs and the transaction has been accounted for as a purchase of assets and the consideration was settled by the issuance of 31.0 million shares, which were recorded at $11.51 per share being the closing share price on the date of the transaction, $490.0 million was assumed in remaining newbuilding installments and cash of $25.1 million was acquired on the purchase of the thirteen SPCs. Three of the thirteen Capesize newbuildings were delivered to the Company in September and October 2014 and the remaining ten are due for delivery in 2015.

As of December 31, 2014, the Company owned thirteen Capesize dry bulk vessels and had 26 Capesize dry bulk vessels under construction.

In March 2015, the Company purchased the 12 remaining SPCs, each owning a fuel efficient Capesize dry bulk newbuilding, from Frontline 2012. The consideration for the 12 SPCs was settled by the issuance of 31.0 million shares and the assumption of newbuilding commitments of $404.0 million in respect of these newbuilding contracts, net of a cash payment from Frontline 2012 of $108.6 million. No other working capital balances were acquired.

As of March 31, 2015, and just prior to the Merger described below, the Company owned 18 Capesize dry bulk carriers of which three were on index-related time charters and 15 were operating in the spot market. The Company also has contracts for 21 Capesize newbuildings (including 17 purchased from Frontline 2012).

On October 7, 2014, the Company and the Former Golden Ocean, entered into an agreement and plan of merger, the Merger, pursuant to which the two companies agreed to merge, with the Company as the surviving legal entity. The Merger was completed on March 31, 2015 (see Note 23).

As of March 31, 2015, and following completion of the Merger, we own 47 vessels and have 25 newbuildings under construction. In addition, we have four vessels chartered-in and one vessel owned through a joint venture. Six of the vessels are chartered out on fixed rate time charters and the remainder operate in the spot market or are fixed on index-linked time charter contracts.